Shareholder Report, Average Annual Return (Details)	12 Months Ended	36 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
Without Sales Load [Member] | Boston Common ESG Impact Emerging Markets Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Boston Common ESG Impact Emerging Markets Fund (without sales charge)
Average Annual Return, Percent	27.16%	0.94%
Without Sales Load [Member] | Boston Common ESG Impact International
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Boston Common ESG Impact International Fund (without sales charge)
Average Annual Return, Percent	24.09%		5.70%	4.27%
Without Sales Load [Member] | Boston Common ESG Impact U.S. Equity
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Boston Common ESG Impact US Equity Fund (without sales charge)
Average Annual Return, Percent	35.93%		14.12%	11.05%
MSCI EM (EMERGING MARKETS) Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM (EMERGING MARKETS) Net (USD)
Average Annual Return, Percent	26.05%	0.31%
MSCI EAFE Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net (USD)
Average Annual Return, Percent	24.77%		8.20%	5.71%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	36.35%		15.98%	13.38%